Contents of Significant Accounts - Major Categories of Plan Assets as a Percentage of Fair Value of the Total Plan Assets (Detail)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value of plan assets [abstract]
Cash	21.00%	17.00%
Equity instruments	45.00%	51.00%
Debt instruments	24.00%	24.00%
Others	10.00%	8.00%